Basis of Preparation - Subsidiaries of the Company (Detail)		12 Months Ended
	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
APWC General Holdings Limited [Member]
Disclosure of subsidiaries [Line Items]
Place of incorporation and operations		The British Virgin Islands
Percentage of equity interest		100.00%	100.00%
PRC (APWC) Holding Ltd. [Member]
Disclosure of subsidiaries [Line Items]
Place of incorporation and operations		The British Virgin Islands
Percentage of equity interest		100.00%	100.00%
Samray Inc. [Member]
Disclosure of subsidiaries [Line Items]
Place of incorporation and operations		The British Virgin Islands
Percentage of equity interest		100.00%	100.00%
Siam (APWC) Holdings Ltd. [Member]
Disclosure of subsidiaries [Line Items]
Place of incorporation and operations		The British Virgin Islands
Percentage of equity interest		100.00%	100.00%
Moon View Ltd [Member]
Disclosure of subsidiaries [Line Items]
Place of incorporation and operations		The British Virgin Islands
Percentage of equity interest		100.00%	100.00%
Trigent Investment Holdings Limited [Member]
Disclosure of subsidiaries [Line Items]
Place of incorporation and operations		The British Virgin Islands
Percentage of equity interest		100.00%	100.00%
Crown Century Holdings Ltd. [Member]
Disclosure of subsidiaries [Line Items]
Place of incorporation and operations		The British Virgin Islands
Percentage of equity interest		100.00%	100.00%
Sigma Cable Company (Private) Limited [Member]
Disclosure of subsidiaries [Line Items]
Place of incorporation and operations		Singapore
Percentage of equity interest		98.30%	98.30%
Sigma-Epan International Pte Ltd. (Liquidated) [Member]
Disclosure of subsidiaries [Line Items]
Place of incorporation and operations		Singapore
Percentage of equity interest		0.00%	100.00%
Epan Industries Pte Ltd. [Member]
Disclosure of subsidiaries [Line Items]
Place of incorporation and operations		Singapore
Percentage of equity interest		98.30%	98.30%
Singvale Pte Ltd. [Member]
Disclosure of subsidiaries [Line Items]
Place of incorporation and operations		Singapore
Percentage of equity interest		100.00%	100.00%
Ningbo Pacific Cable Co., Ltd. [Member]
Disclosure of subsidiaries [Line Items]
Place of incorporation and operations		The People's Republic of China
Percentage of equity interest		100.00%	100.00%
Shanghai Yayang Electric Co., Ltd. [Member]
Disclosure of subsidiaries [Line Items]
Place of incorporation and operations		The People's Republic of China
Percentage of equity interest	68.75%	68.75%	66.35%
Pacific Electric Wire & Cable (Shenzhen) Co., Ltd. [Member]
Disclosure of subsidiaries [Line Items]
Place of incorporation and operations		The People's Republic of China
Percentage of equity interest		97.93%	100.00%
Crown Century Holdings Limited ("CCH (HK)") [Member]
Disclosure of subsidiaries [Line Items]
Place of incorporation and operations		Hong Kong
Percentage of equity interest		97.93%	100.00%
Australia Pacific Electric Cable Pty Limited [Member]
Disclosure of subsidiaries [Line Items]
Place of incorporation and operations		Australia
Percentage of equity interest		98.06%	99.40%
Charoong Thai Wire and Cable Public Company Limited [Member]
Disclosure of subsidiaries [Line Items]
Place of incorporation and operations		Thailand
Percentage of equity interest		50.93%	50.93%
Siam Pacific Electric Wire & Cable Company Limited [Member]
Disclosure of subsidiaries [Line Items]
Place of incorporation and operations		Thailand
Percentage of equity interest		50.93%	50.93%
Double D Cable Company Limited [Member]
Disclosure of subsidiaries [Line Items]
Place of incorporation and operations		Thailand
Percentage of equity interest		50.93%	50.93%
Hard Lek Limited. [Member]
Disclosure of subsidiaries [Line Items]
Place of incorporation and operations		Thailand
Percentage of equity interest		73.98%	73.98%
APWC (Thailand) Co., Ltd. [Member]
Disclosure of subsidiaries [Line Items]
Place of incorporation and operations		Thailand
Percentage of equity interest		99.48%	99.48%
PEWC (Thailand) Co., Ltd. [Member]
Disclosure of subsidiaries [Line Items]
Place of incorporation and operations		Thailand
Percentage of equity interest		99.48%	99.48%
CTW Beta Co., Ltd. [Member]
Disclosure of subsidiaries [Line Items]
Place of incorporation and operations		Thailand
Percentage of equity interest		50.89%	50.89%
Siam Fiber Optics Co., Ltd. [Member]
Disclosure of subsidiaries [Line Items]
Place of incorporation and operations		Thailand
Percentage of equity interest		30.56%	30.56%